Regulatory Matters - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	120.00%
Common Equity Tier 1 capital requirement, including capital conservation buffer	7.00%
Increments of capital investment	10.00%
Additional Tier 1 capital	¥ 1,666.5
Tier 2 capital	¥ 1,349.6
Additional loss absorbency	1.00%
Adjustment in the calculation of Common Equity	20.00%
Increased in Common Equity	20.00%
Date at which regulatory adjustments reach 100%	2018-03
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	0.00%
Minimum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	1.00%
Minimum | Capital ratio that call for regulatory reporting
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	140.00%
Minimum | Capital ratio that lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	100.00%
Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	2.50%
Maximum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	2.50%
Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Tier 1 capital ratio	6.00%
Common Equity Tier 1	4.50%
Basel III | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	8.00%
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Common Equity Tier 1	3.50%
March 2013 | Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Tier 1 capital ratio	4.50%
Common Equity Tier 1	3.50%
March 2014 | Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Tier 1 capital ratio	5.50%
Common Equity Tier 1	4.00%
March 2015
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Common Equity Tier 1	4.50%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital conservation buffer	0.625%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Common Equity Tier 1 capital requirement, including capital conservation buffer	7.00%